Operating Segment Information Balance Sheet (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Consolidated Total assets	¥ 2,360,697	¥ 2,289,358	¥ 2,255,564
Consolidated Expenditures for property, plant and equipment	86,569	73,271	66,875
Consolidated Expenditures for intangible fixed assets	12,226	14,504	18,807
Consolidated Depreciation of property, plant and equipment	60,471	64,984	67,231
Consolidated Amortization of intangible assets	25,434	26,153	26,446
Imaging And Solutions
Segment Reporting Information [Line Items]
Consolidated Total assets	1,878,221	1,773,196	1,770,074
Consolidated Expenditures for property, plant and equipment	75,257	66,110	59,282
Consolidated Expenditures for intangible fixed assets	7,988	8,916	10,670
Consolidated Depreciation of property, plant and equipment	54,571	58,034	59,261
Consolidated Amortization of intangible assets	18,598	18,594	19,320
Industrial Products
Segment Reporting Information [Line Items]
Consolidated Total assets	68,228	79,945	73,894
Consolidated Expenditures for property, plant and equipment	5,386	3,095	3,235
Consolidated Expenditures for intangible fixed assets	215	157	434
Consolidated Depreciation of property, plant and equipment	2,746	3,132	4,190
Consolidated Amortization of intangible assets	700	705	625
Other
Segment Reporting Information [Line Items]
Consolidated Total assets	121,232	108,701	80,527
Consolidated Expenditures for property, plant and equipment	4,455	2,730	2,487
Consolidated Expenditures for intangible fixed assets	1,659	1,401	1,672
Consolidated Depreciation of property, plant and equipment	2,566	2,620	2,044
Consolidated Amortization of intangible assets	1,663	1,188	1,226
Eliminations
Segment Reporting Information [Line Items]
Consolidated Total assets	(1,789)	(1,724)	(1,664)
Corporate Assets
Segment Reporting Information [Line Items]
Consolidated Total assets	294,805	329,240	332,733
Consolidated Expenditures for property, plant and equipment	1,471	1,336	1,871
Consolidated Expenditures for intangible fixed assets	2,364	4,030	6,031
Consolidated Depreciation of property, plant and equipment	588	1,198	1,736
Consolidated Amortization of intangible assets	¥ 4,473	¥ 5,666	¥ 5,275